Annual Total Returns- PIMCO Low Duration Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO Low Duration Portfolio - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.26%	6.01%	0.01%	1.00%	0.47%	1.56%	1.50%	0.49%	4.18%	3.15%